Impact of Restatement on Consolidated Statements of Operations and Comprehensive Loss (Detail) (USD $) In Thousands, except Per Share data, unless otherwise specified	3 Months Ended									12 Months Ended					9 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012 As Reported	Dec. 31, 2011 As Reported	Sep. 30, 2013 Adjustment	Dec. 31, 2012 Adjustment	Dec. 31, 2011 Adjustment
Quantifying Misstatement in Current Year Financial Statements [Line Items]
Cost of revenue	$ 19,226				$ 12,445					$ 62,411	$ 44,400	$ 42,133	$ 45,178	$ 43,034	$ 194	$ (778)	$ (901)
Gross profit	11,470	10,783	10,146	10,010	11,402	10,327	10,153	8,282	8,577	42,341	37,339	26,650	36,561	25,749	194	778	901
Sales and marketing	10,987				9,138					36,072	27,905	22,553	28,268	22,914	100	(363)	(361)
Research and development	8,778				4,539					23,532	14,621	9,120	15,035	9,397	100	(414)	(277)
General and administrative	3,529				2,819					10,974	7,494	5,821	7,577	5,921	20	(83)	(100)
Total operating expenses	23,294	18,474	16,504	19,091	16,466	11,818	12,052	13,456	12,815	70,535	50,141	39,667	51,001	40,405	215	(860)	(738)
Loss from operations	(11,824)	(7,691)	(6,358)	(9,081)	(5,064)	(1,491)	(1,899)	(5,174)	(4,238)	(28,194)	(12,802)	(13,017)	(14,440)	(14,656)	410	1,638	1,639
Interest expense	(588)				(520)					(2,149)	(1,976)	(1,974)	(203)	(203)	443	(1,773)	(1,771)
Total other expense, net	(564)				(531)					(2,198)	(1,987)	(2,012)	(214)	(241)	443	(1,773)	(1,771)
Loss before income taxes	(12,388)				(5,595)					(30,392)	(14,789)	(15,029)	(14,654)	(14,897)	33	(135)	(132)
Net loss	(12,402)	(8,282)	(6,836)	(9,628)	(5,615)	(2,029)	(2,408)	(5,690)	(4,746)	(30,361)	(14,873)	(15,064)	(14,738)	(14,932)	33	(135)	(132)
Comprehensive loss	$ (12,402)				$ (5,615)					$ (30,361)	$ (14,873)	$ (15,064)	$ (14,738)	$ (14,932)	$ 33	$ (135)	$ (132)
Net loss per common share, basic and diluted	$ (0.51)	$ (0.34)	$ (1.08)	$ (2.00)	$ (1.17)	$ (0.42)	$ (0.50)	$ (1.18)	$ (0.99)	$ (2.99)	$ (3.09)	$ (3.09)	$ (3.06)	$ (3.06)	$ 0.01	$ (0.03)	$ (0.03)